PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012

Deposits of share repurchase	$21,455	$—
Advances to suppliers	14,042	10,160
Receivables related to online gaming and social commerce business	7,100	8,628
Interest income receivable	6,290	2,708
Prepaid expenses	5,402	3,216
Other current assets	3,479	2,923
Rental deposits	1,621	1,956

Total	$59,389	$29,591